CASH AND CASH EQUIVALENTS - Interest Rates on Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	1.25%	2.00%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	7.75%	8.25%
Foreign currency | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.20%	0.25%
Foreign currency | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	1.75%	2.80%